Loss Per Share (Details) - Schedule of Loss Attributable to Owners of the Company (Diluted) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Attributable to Owners of the Company Diluted [Abstract]
Loss used to calculate basic loss per share	54,550	227,423	200,777
Changes in fair value of share price protection liability			3,783
Changes in fair value of warrants classified as liabilities	7	227	456
Loss attributable to ordinary shareholders	54,557	227,650	205,016